Leases (Details) - Schedule of comprise lease expenses - SoundHound, Inc. [Member] $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Operating Lease [Member]
Leases (Details) - Schedule of comprise lease expenses [Line Items]
Operating lease cost	$ 2,466
Short-term lease cost	69
Total	2,535
Finance Lease [Member]
Leases (Details) - Schedule of comprise lease expenses [Line Items]
Amortization of finance leased assets	1,815
Interest of lease liabilities	208
Total	$ 2,023